Convertible Notes Payable (Details) - USD ($)	1 Months Ended		3 Months Ended
	Jan. 16, 2018	Aug. 17, 2017	Mar. 31, 2018
Convertible Notes Payable (Textual)
Warrants issued to purchase shares of common stock			2,090,000
Warrants term			5 years
Warrants exercise price			$ 0.50
Holderss [Member]
Convertible Notes Payable (Textual)
Description of debt conversion	(i) an aggregate of $510,937.50 in cash and (ii) an aggregate of 3,742,648 shares of the Company’s common stock pursuant to the conversion features of the notes.
Accredited investors Member
Convertible Notes Payable (Textual)
Aggregate principal amount		$ 1,045,000
Notes mature date		Feb. 18, 2018
Net proceeds received amount		$ 942,500
Description of debt conversion

The Company desires to prepay, multiplied by (a) 1.1, during the first ninety days after the issuance of the note, or (b) 1.25, at any point thereafter. The notes are convertible into shares of the Company’s common stock at a price per share equal to the lower of (i) $0.75 or (ii) a 25% discount to the price at which the Company next conducts an offering after the issuance date of the notes; provided, however, if any part of the principal amount of the notes remains unpaid at its maturity date, the conversion price will be equal to 65% of the average of the three trading days with the lowest daily weighted average prices of the Company’s common stock occurring during the fifteen days prior to the notes’ maturity date.